Intangible assets - Impairment tests for goodwill (Details) - Goodwill	12 Months Ended
	Jun. 30, 2022 GBP (£) item	Jun. 30, 2021
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit
Financial budget period	5 years
Terminal growth rate used to extrapolate cashflows (as a percent)	2.00%	1.00%
Number of material cash generating units for impairment review | item	1
Pre-tax discount rate (as a percent)	8.40%	7.90%
Percentage of increase in discount rate for sensitivity analysis	1.00%
Impairment loss | £	£ 0